Commitments	12 Months Ended
Dec. 31, 2022
Commitments And Contingencies Disclosure [Abstract]
Commitments
25.	COMMITMENTS

The Company’s commitments as of December 31, 2022 were as follows:

In millions of U.S. dollars	Total	2023	2024	2025	2026	2027	Thereafter
Purchase obligations	5,554	4,556	424	287	101	62	124
of which:
Equipment purchase	3,587	3,584	3	—	—	—	—
Foundry purchase	1,827	872	393	275	101	62	124
Software, design, technologies and licenses	140	100	28	12	—	—	—
Other obligations	1,864	1,072	155	100	56	155	326
Total	7,418	5,628	579	387	157	217	450

Purchase obligations are primarily comprised of purchase commitments for equipment, for outsourced foundry wafers and for software licenses.

Other obligations primarily relate to firm contractual commitments with respect to partnership and cooperation agreements and other service agreements.